CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Total consideration	$ 1,393	$ 6,389
Share issuance expenses	$ 113	$ 543